Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales
Schedule of cost of sales is costs that directly relate to production at the mine operating segments
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Salaries and employee benefits	$33,307	$29,803
Raw materials and consumables	33,465	29,568
Utilities	4,181	4,285
Other costs	5,461	6,602
Costs before intended use	188	-
Employee retention credit	-	(3,962)
Changes in inventories	(3,267)	(2,663)
Inventory write-downs	1,725	8,459
	$75,060	$72,092